FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assumptions to Estimate the Investors' and Placement Agent's Warrants
The Company used the following assumptions to estimate the fair value of the warrants:

December 31,
2017

Risk-free interest rate (1)	2.64%-2.69%
Expected volatility (2)	75.2%
Expected life (in years) (3)	4.04-4.25
Dividend yield (4)	0%

Fair value per warrant	$2.5-2.57

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of comparable companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.

Schedule of Changes in Level 3 Liabilities for Warrants
The changes in Level 3 liabilities associated with the warrants that were issued to investors are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of December 31, 2017:

	Number of warrants	Fair value of liability related to warrants

Balance at January 1, 2017	-	$-

Fair value of warrants issued to investors and placement agent	1,933,654	3,760
Fair value of the adjustment liability warrants issued (see also Note 11c2)	1,701,616	2,434
Revaluation of warrants to purchase Common Stock		2,978

Balance at December 31, 2017	3,635,270	$9,172